Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of reconciliation of numerator and denominator for basic and diluted earnings per share
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to common shareholders	$315	$289	$511	$494

Denominator:
Weighted-average common shares outstanding—Basic	196	195	196	195
Effect of dilutive common stock equivalents	—	—	—	—
Effect of dilutive forward sale agreements	—	—	—	—

Weighted-average common shares outstanding—Diluted	196	195	196	195